Notes to the consolidated statement of cash flows	12 Months Ended
Dec. 31, 2019
Notes to the consolidated statement of cash flows
Notes to the consolidated statement of cash flows

31. Notes to the consolidated statement of cash flows

EURm	2019	2018	2017
Adjustments for(1)
Depreciation and amortization	1 660	1 455	1 591
Share-based payments	81	68	92
Impairment charges	102	55	244
Restructuring charges(2)	397	238	522
Profit on sale of property, plant and equipment and non-current financial investments	(65)	(60)	(121)
Share of results of associated companies and joint ventures (Note 34)	(12)	(12)	(11)
Financial income and expenses	283	232	402
Income tax expense	140	64	937
(Gain)/loss on the sale of businesses	(4)	24	(5)
Other operating income and expenses	45	29	25
Total	2 627	2 093	3 676
(1)	Includes Continuing and Discontinued operations.
(2)	Adjustments represent the non-cash portion of the restructuring charges recognized in the consolidated income statement.

The Group did not engage in any material non-cash investing or financing activities in 2019, 2018 and 2017.